Fixed Assets - Schedule of Investments in Solar Plants (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€) MW
Ellomay Spain – Rinconada II [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	2.275
Achievement of PAC/Other status	June 2010
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 5,509
Rodríguez I [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	1.675
Achievement of PAC/Other status	November 2011
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 3,662
Rodríguez II [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	2.691
Achievement of PAC/Other status	November 2011
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 6,631
Fuente Librilla [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	1.248
Achievement of PAC/Other status	June 2011
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 3,212
Talasol [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	300
Achievement of PAC/Other status	January 2021
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 220,999
Ellomay Solar [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	28
Achievement of PAC/Other status	July 2022
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 19,236
Solar Italy One [member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	14.8
Achievement of PAC/Other status	December 2024
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 13,461
Solar Italy Two [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	4.95
Achievement of PAC/Other status	October 2024
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 4,212
Solar Italy Four [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	15.1
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 784
Solar Italy Five [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	87.3
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 37,237
Solar Italy Seven [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	54.8
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 9,646
Solar Italy Eight [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	74.8
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 7,402
Solar Italy Nine [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	8
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 2,074
Solar Italy Ten [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	18.1
Achievement of PAC/Other status	August 2025
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 18,787
Solar Italy Eleven [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	79.5
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 4,869
Solar Italy Fourteen [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	20
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 1,045
Solar Italy Fifteen [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	10
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 3,790
Solar Italy Sixteen [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	10
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 1,465
Solar Italy Eighteen [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	9.8
Achievement of PAC/Other status	RtB
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 1,503
Fairfield Solar [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	13.44
Achievement of PAC/Other status	July 2025
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 16,131
Mexia Solar I [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	5.6
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 7,094
Mexia Solar II [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	5.6
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 6,546
Malakoff Solar I {member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	6.96
Achievement of PAC/Other status	July 2025
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 8,457
Malakoff Solar II [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	6.96
Achievement of PAC/Other status	July 2025
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 8,041
Talco Solar [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	10.3
Achievement of PAC/Other status	July 2025
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 12,858
Hillsboro I [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	7
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 5,439
Hillsboro II [Member]
Schedule of Investments in Solar Plants [Line Items]
Original nominal capacity | MW	7
Achievement of PAC/Other status	Under construction
Cost included in book value as at December 31, 2025 (in Euro) | €	€ 5,196